Condensed Consolidated Balance Sheets - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Current assets:
Cash and cash equivalents	$ 19,497,920	$ 12,208,630
Restricted cash	129,741	160,620
Accounts receivable, net	1,625,129	1,410,083
Deferred offering cost		1,429,523
Prepaid expenses and other current assets	2,867,509	2,866,243
Total current assets	24,120,299	18,075,099
Non-current assets:
Property, plant and equipment, net	1,198,179	1,098,679
Prepaid royalties, net	4,207,499	3,499,962
Investments in films and television programs, net	432,618	576,956
Advance to game developer, net	19,937,664	14,561,726
Deferred tax assets, net	62,968	49,067
Rights-of-use assets, net	7,415,273	6,782,354
Other noncurrent assets	4,916,847	1,858,413
Total non-current assets	38,171,048	28,427,157
TOTAL ASSETS	62,291,347	46,502,256
Current liabilities:
Accounts payable	3,024,289	2,377,279
Accrued advertising expenses	3,916,206	475,099
Tax payable	462,404	293,482
Lease liabilities - current	4,343,563	2,728,326
Accrued expenses and other current liabilities	3,192,831	2,549,763
Total current liabilities	14,939,293	8,423,949
Non-current liabilities:
Lease liabilities - noncurrent	3,142,682	4,222,089
Deferred tax liabilities, net	6,819,986	6,208,161
Total non-current liabilities	9,962,668	10,430,250
Total liabilities	24,901,961	18,854,199
Shareholders’ equity
Additional paid-in capital	12,023,874	872,315
Statutory reserve	676,416	676,416
Retained earnings	30,701,099	31,862,339
Accumulated other comprehensive loss	(6,018,243)	(5,769,013)
Total Shareholders’ equity	37,389,386	27,648,057
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	62,291,347	46,502,256
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	5,040	4,800
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	$ 1,200	$ 1,200